Note 10 - Derivative Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivative Liability [Abstract]
Convertible debentures	$ 420,971	$ 308,065
Common Stock Warrants	4,775	22,814
Convertible preferred stock	22,353	25,729
Derivative Liabilities	$ 448,099	$ 356,608